Reverse Acquisition (Details Textual) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 18, 2015
Business Combination [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	91.68%
Common Stock, Shares, Outstanding	1,525,693,393	1,177,693,383
RPC Pharma Limited [Member]
Business Combination [Line Items]
Stock Issued During Period, Shares, Acquisitions	722,345,600	722,345,600
Celcus [Member]
Business Combination [Line Items]
Common Stock, Shares, Outstanding			55,636,283
Business Acquisition, Share Price			$ 0.3601